Share Options - Schedule of Total Compensation Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 327	$ 185
Research and development [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	137	126
Sales and marketing [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	13	11
General and administrative [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 177	$ 48